Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Schedule of property and equipment
	December 31,	December 31,
	2015	2014

Office equipment and computers	$6,106	$6,106
Furniture and fixtures	2,182	2,182
	8,288	8,288
Accumulated depreciation	(7,977)	(7,665)

	$311	$623